Submission	Jul. 28, 2025
Submission [Line Items]
Central Index Key	0001729173
Registrant Name	Uxin Ltd
Registration File Number	333-268111
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES